03054695

UNITED STATES
[SEC]URITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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OFFICIAL USE
FILE NO.
DOC. SEQ. NO.
EFFECTIVE DATE

SEC MAIL RECEIVED APR WASH. D.C.

FORM TA-W

84-5762

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No.: 2. Full name of registrant: ACCESS CAPITAL STRATEGIES COMMUNITY INVESTMENT FUND

3. Name under which transfer agent activities are conducted, if different from above:

4. Address of registrants principal place of business: *No. and street* 124 Mt. Auburn Cambridge *State* MA *Zip Code* 02138

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration. ATTACHED

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section. 31 MAY 2001

Does registrant have any intention of performing in the near future a transfer agent function for any such security? NO.

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.
☐ Yes ☒ No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.
☐ Yes ☒ No

9. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state.

10. For each issue shown on Schedule B of registrants Form TA-I, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions.

11. Furnish the address(es), if different from Item 10, where such books and records will be located.

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations.
(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

PROCESSED
JUN 11 2003
THOMSON FINANCIAL

Dated the 2 *day of* APRIL, 2003

ACCESS CAPITAL STRATEGIES
(Name of transfer agent)

D. S. F.
(Manual signature of principal officer or duly authorized principal)

DAVID F. SAND
(Printed name of principal officer or duly authorized principal)

CEO 617 576 5858
(Title) *(Telephone number)*

84-5762

Questions 5 & 9.

From inception in June 1998 until 31 May 2001 the Access Capital Strategies Community Investment Fund, Inc. served as its own Transfer Agent. Effective 1 June 2001 and continuing to the present the Fund's Transfer Agent functions have been performed by Merrill Lynch Investment Partners (MLIP). MLIP assumed the TA contract as part of a series of joint venture activities between Access Capital and Merrill Lynch in connection with the Fund that occurred in 2001.

Neither the Fund nor the Adviser has any TA duties whatsoever since MLIP took over. We neglected to file Form TA-W and are doing so now.

For further information contact:

Access Capital Strategies Community Investment Fund, Inc.
Att: David Sand, CEO
124 Mt. Auburn St., Suite 200N
Cambridge, MA 02138

617-576-5858

Merrill Lynch Investment Partners
Att: Winston Clinton
800 Scudders Mill Rd.
Plainsboro, NJ 08536

609-282-8540